Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Stockholders Equity Note [Abstract]
Stockholders' Equity

12.	Stockholders’ Equity

Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock, par value $0.001 per share. The Company’s Board of Directors is authorized to designate the terms and conditions of any preferred stock we issue without further action by the common stockholders. There were 13,500 shares of Series A 3.6% Convertible Preferred Stock, 10,000 Series B Convertible Preferred Stock and 6,723 Series C Convertible Preferred Stock that had been issued at March 31, 2019 and December 31, 2018, respectively. There were no shares of Series A 3.6% Convertible Preferred Stock outstanding as of either date. There were 1,112 of Series B Convertible Preferred Stock outstanding as of March 31, 2019 and December 31, 2018. There were 3,428 and 3,494 shares of Series C Preferred Stock outstanding as of March 31, 2019 and December 31, 2018, respectively.

On July 25, 2018, the Company filed a Certificate of Designation of Preferences, Rights and Limitations of Series C Convertible Preferred Stock (the “Certificate of Designation”) with the Delaware Secretary of State creating a new series of its authorized preferred stock, par value $0.001 per share, designated as the Series C Convertible Preferred Stock (the “Series C Preferred Stock”). The number of shares initially constituting the Series C Preferred Stock was set at 7,000 shares. Pursuant to a registration statement on Form S-1 originally filed on April 27, 2018, as amended, and became effective on July 17, 2018, and related prospectus (as supplemented), the Company registered and distributed to holders of its common stock and Series B Convertible Preferred Stock, at no charge, non-transferable subscription rights to purchase up to an aggregate of 20,000 units each consisting of one share of Series C Preferred Stock and 1,050 warrants for $1,000 per unit. The warrants are exercisable for an aggregate of 141,183 shares of the Company’s common stock at an exercise price of $39.93 per share for 30 months from the date of issuance and each share of Series C Preferred Stock is convertible into 25 shares of the Company's common stock. Pursuant to the 2018 Rights Offering, which closed on July 25, 2018, the Company sold an aggregate of 6,723 units, resulting in total net proceeds to the Company of approximately $5.7 million.

The fair value of the common stock into which the Series C Preferred Stock was convertible on the date of issuance exceeded the proceeds allocated to the preferred stock, resulting in the beneficial conversion feature that we recognized as a deemed dividend to the preferred stockholders and, accordingly, an adjustment to net loss to arrive at net loss allocable to common stockholders.  We recorded a deemed dividend within additional paid-in capital of $2.5 million for the quarter ended December 31, 2018, related to a beneficial conversion feature included in the issuance of our Series C Convertible Preferred Stock.

Based on the relevant authoritative accounting guidance, the warrants were liability classified at the issuance date. The warrants may be redeemed by the Company at $0.50 per warrant prior to their expiration if the Company’s common stock closes above $181.50 per share, subject to adjustment, for 20 consecutive trading days. The initial fair value of the liability associated with these warrants was $3.1 million, and the fair value decreased to $1.5 million as of March 31, 2019. The main driver for the change in the fair value of warrants at September 30, 2018, was related to the change in our stock price. All future changes in the fair value of the warrants will be recognized in our consolidated statements of operations until they are either exercised or expire.  The warrants are not traded in an active securities market, and as such the estimated the fair value as of March 31, 2019 was determined by using an option pricing model with the following assumptions:

	As of March 31, 2019	As of December31, 2018
Expected term	1.8 years	2.1 years
Common stock market price	$13.00	$14.50
Risk-free interest rate	2.38%	2.48%
Expected volatility	128%	125%
Resulting fair value (per warrant)	$5.00	$6.50

Expected volatility was computed using daily pricing observations of traded shares of the Company for recent periods that correspond to the expected term of the warrants. We believe this method produces an estimate that is representative of our expectations of future volatility over the expected term of these warrants. We currently have no reason to believe future volatility over the expected remaining life of these warrants is likely to differ materially from historical volatility. The expected life is based on the remaining contractual term of the warrants. The risk-free interest rate is the U.S. Treasury bond rate as of the valuation date.

The following table summarizes the change in our Level 3 warrant liability value (in thousands):

Warrant liability	March 31, 2019	December 31, 2018
Beginning balance	$916	$3,149
Change in fair value	(210)	(2,233)
Ending balance	$706	$916

Common Stock

On June 1, 2018, the Company entered into a Sales Agreement with B. Riley FBR to sell shares of its common stock having an aggregate offering price of up to $6.5 million through its ATM program. Through March 31, 2019, the Company sold a total of 0.2 million shares for proceeds of approximately $3.8 million through the ATM program.

On September 21, 2018, the Company entered into a Purchase Agreement (the “Lincoln Park Purchase Agreement”) with Lincoln Park pursuant to which the Company has the right to sell to Lincoln Park and Lincoln Park is obligated to purchase up to $5.0 million of shares, of the Company’s common stock, over the 24-month period following October 15, 2018. The Company may direct Lincoln Park, at its sole discretion and subject to certain conditions, to purchase up to 5,000 shares of common stock on any business day but in no event will the amount of a single Regular Purchase (as defined in the Lincoln Park Purchase Agreement) exceed $1.0 million. The purchase price of shares of common stock related to the Regular Purchases will be based on the prevailing market prices of such shares at the time of sales. The Company’s sales of shares of common stock to Lincoln Park under the Lincoln Park Purchase Agreement are limited to the number of shares that would result in the beneficial ownership by Lincoln Park and its affiliates, at any single point in time, of no more than 4.99% of the then outstanding shares of the common stock. There are no trading volume requirements or restrictions under the Lincoln Park Purchase Agreement. There is no upper limit on the price per share that Lincoln Park must pay for common stock under a Regular Purchase or an accelerated purchase and in no event under an accelerated purchase will shares be sold to Lincoln Park on a day the closing price of the Company’s common stock is less than the floor price of $12.50 per share as set forth in the Lincoln Park Purchase Agreement. Through December 31, 2018, the Company sold a total of 12,802 shares for proceeds of approximately $0.3 million through the Lincoln Park Purchase Agreement and no shares were sold during the three months ended March 31, 2019.

11.	Stockholders’ Equity

Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock, par value $0.001 per share. The Company’s Board of Directors is authorized to designate the terms and conditions of any preferred stock we issue without further action by the common stockholders. There were 13,500 shares of Series A 3.6% Convertible Preferred Stock and 10,000 Series B Convertible Preferred Stock that had been issued at December 31, 2018 and December 31, 2017, respectively. There were no shares of Series A 3.6% Convertible Preferred Stock outstanding as of either date. There were 1,112 and 2,431 shares of Series B Convertible Preferred Stock outstanding as of December 31, 2018 and December 31, 2017, respectively. There were 3,494 and 0 shares of Series C Preferred Stock outstanding as of December 31, 2018 and December 31, 2017, respectively.

On November 27, 2017, the Company filed a Certificate of Designation of Preferences, Rights and Limitations of Series B Convertible Preferred Stock with the Delaware Secretary of State creating a new series of its authorized preferred stock, par value $0.001 per share, designated as the “Series B Convertible Preferred Stock”. The number of shares initially constituting the Series B Convertible Preferred Stock was set at 10,000 shares. Pursuant to a registration statement on Form S-1, originally filed on August 14, 2017, as amended, and declared effective by the U.S. Securities and Exchange Commission (“SEC”) on November 2, 2017, and related prospectus (as supplemented), the Company registered and distributed to holders of its common stock, at no charge, non-transferable subscription rights to purchase up to an aggregate of 10,000 units consisting of 10,000 shares of Series B Convertible Preferred Stock and 18 million warrants, with every 10 warrants exercisable for one common stock at an exercise price of $3.333 per share for 30 months from the date of issuance at any time after the date the stockholder approval to increase our authorized common stock share count.  Pursuant to the 2017 Rights Offering, which closed on November 28, 2017, the Company sold an aggregate of 10,000 units, resulting in total net proceeds to the Company of approximately $8.8 million.  Based on the relevant authoritative accounting guidance, the warrants were equity classified at the issuance date. The warrants may be redeemed by the Company at $0.01 per warrant prior to their expiration if the Company’s common stock closes above $8.33 per share for 10 consecutive trading days.

On July 25, 2018, the Company filed a Certificate of Designation of Preferences, Rights and Limitations of Series C Convertible Preferred Stock (the “Certificate of Designation”) with the Delaware Secretary of State creating a new series of its authorized preferred stock, par value $0.001 per share, designated as the Series C Convertible Preferred Stock (the “Series C Preferred Stock”). The number of shares initially constituting the Series C Preferred Stock was set at 7,000 shares. Pursuant to a registration statement on Form S-1 originally filed on April 27, 2018, as amended, and became effective on July 17, 2018, and related prospectus (as supplemented), the Company registered and distributed to holders of its common stock and Series B Convertible Preferred Stock, at no charge, non-transferable subscription rights to purchase up to an aggregate of 20,000 units each consisting of one share of Series C Preferred Stock and 1,050 warrants for $1,000 per unit. The warrants are exercisable for an aggregate of 141,183 shares of the Company’s common stock at an exercise price of $39.93 per share for 30 months from the date of issuance and each share of Series C Preferred Stock is convertible into 25 shares of the Company's common stock. Pursuant to the 2018 Rights Offering, which closed on July 25, 2018, the Company sold an aggregate of 6,723 units, resulting in total net proceeds to the Company of approximately $5.7 million.

The fair value of the common stock into which the Series C Preferred Stock was convertible on the date of issuance exceeded the proceeds allocated to the preferred stock, resulting in the beneficial conversion feature that we recognized as a deemed dividend to the preferred stockholders and, accordingly, an adjustment to net loss to arrive at net loss allocable to common stockholders.  We recorded a deemed dividend within additional paid-in capital of $2.5 million for the quarter ended December 31, 2018, related to a beneficial conversion feature included in the issuance of our Series C Convertible Preferred Stock.

Common Stock

On April 11, 2017, we entered into the Underwriting Agreement with Maxim relating to the issuance and sale of 17,881 shares of our common stock. The price to the public in the offering was $550.00 per share. Maxim purchased the shares from us pursuant to the Underwriting Agreement at a price of $520.00 per share. The net proceeds to us from the offering were approximately $8.7 million, after deducting underwriting discounts and commissions and estimated offering expenses payable by us. The offering closed on April 17, 2017. In addition, under the terms of the Underwriting Agreement, we granted Maxim a 45-day overallotment option to purchase up to 1,888 additional shares of common stock. On May 31, 2017, Maxim exercised their overallotment option and purchased 1,698 shares at $550.00 per share. The net proceeds to us were $0.8 million, after deducting underwriting costs and offering expenses payable by us.

On June 1, 2018, the Company entered into a Sales Agreement with B. Riley FBR to sell shares of its common stock having an aggregate offering price of up to $6.5 million through its ATM program. Through December 31, 2018, the Company sold a total of 79,234 shares for proceeds of approximately $1.7 million through the ATM program.

On September 21, 2018, the Company entered into a Purchase Agreement (the “Lincoln Park Purchase Agreement”) with Lincoln Park pursuant to which the Company has the right to sell to Lincoln Park and Lincoln Park is obligated to purchase up to $5.0 million of shares, of the Company’s common stock, over the 24-month period following October 15, 2018. The Company may direct Lincoln Park, at its sole discretion and subject to certain conditions, to purchase up to 5,000 shares of common stock on any business day but in no event will the amount of a single Regular Purchase (as defined in the Lincoln Park Purchase Agreement) exceed $1.0 million. The purchase price of shares of common stock related to the Regular Purchases will be based on the prevailing market prices of such shares at the time of sales. The Company’s sales of shares of common stock to Lincoln Park under the Lincoln Park Purchase Agreement are limited to the number of shares that would result in the beneficial ownership by Lincoln Park and its affiliates, at any single point in time, of no more than 4.99% of the then outstanding shares of the common stock. There are no trading volume requirements or restrictions under the Lincoln Park Purchase Agreement. There is no upper limit on the price per share that Lincoln Park must pay for common stock under a Regular Purchase or an accelerated purchase and in no event under an accelerated purchase will shares be sold to Lincoln Park on a day the closing price of the Company’s common stock is less than the floor price of $12.50 per share as set forth in the Lincoln Park Purchase Agreement. Through December 31, 2018, the Company sold a total of 12,802 shares for proceeds of approximately $0.3 million through the Lincoln Park Purchase Agreement.